SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization – On September 30, 2015, FAB Universal Corp. (“FAB”) organized Liberated Syndication Inc. (“Libsyn”), a Nevada Corporation and transferred all the shares of Webmayhem Inc. (Webmayhem) to Libsyn. Libsyn is a wholly owned subsidiary of FAB.  Webmayhem, Inc. (“Webmayhem”), a Pennsylvania corporation, a wholly owned subsidiary of Libsyn, was organized on January 1, 2001.  Webmayhem provides podcast hosting services for producers of podcasting content.  Webmayhem also offers ad insertion on certain of the producers’ content.

Reverse Spinoff - As of December 31, 2015 and 2014, Libsyn is a wholly owned subsidiary of FAB. On September 29, 2015, the Board of Directors of FAB resolved to spin-off the operations of Subsidiary, wherein FAB ownership of the Subsidiary was transferred to Libsyn and FAB’s Board of Directors declared a stock dividend of 1 share of common stock of Libsyn to each common shareholder of FAB that is payable on a date to be determined to each of FAB’s shareholders of record on the relevant record date.  The dividend will effectively spin-off the operations of Libsyn and Subsidiary to the shareholders of FAB accounting for the transaction as a reverse spin-off.

The Proforma basic and diluted earnings per share and proforma weighted average basic and diluted common shares outstanding gives effect to the 20,804,860 additional common shares to be issued upon spin off of the Company from FAB accounted for as a reverse spin-off.

Consolidation - The financial statements presented reflect the accounts of Libsyn and Webmayhem.  All inter-company transactions have been eliminated in consolidation. The Company allocated expenses incurred by the FAB to Libsyn using a proportional cost allocation method.  Management believes this to be a reasonable method and reflects all costs of doing business.

Accounting Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Management made assumptions and estimates for determining reserve for accounts receivable and in determining the impairment of definite life intangible assets and goodwill.  Actual results could differ from those estimated by management.

Cash and Cash Equivalents – The Company considers all highly liquid investments with an original maturity date of three months or less when purchased to be cash equivalents.  At December 31, 2015, the Company had $2,259,911 cash balances in excess of federally insured limits.

Accounts Receivable – Accounts receivable consist of trade receivables arising in the normal course of business. At December 31, 2015 and 2014, the Company has an allowance for doubtful accounts of $14,000 and $14,000, respectively, which reflects the Company’s best estimate of probable losses inherent in the accounts receivable balance. The Company determines the allowance based on known troubled accounts, historical experience, and other currently available evidence. During the years ended December 31, 2015 and 2014, the Company adjusted the allowance for bad debt by $0.

Depreciation – Depreciation of property and equipment is provided on the straight-line method over the estimated useful lives.

Long-lived intangible assets – Libsyn evaluates its long-lived assets for impairment whenever events or change in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to the future net undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is the excess of the carrying amount over the fair value of the asset.

Software Development Costs - We account for software development costs, including costs to develop software products or the software component of products to be marketed to external users, as well as software programs to be used solely to meet our internal needs in accordance with ASC Topic 985 Software and ASC Topic 350 Intangibles – Goodwill and Other. We have determined that technological feasibility for our products to be marketed to external users was reached shortly before the release of those products. As a result, the development costs incurred after the establishment of technological feasibility and before the release of those products were not material, and accordingly, were expensed as incurred. In addition, costs incurred during the application development stage for software programs to be used solely to meet our internal needs were not material.

Goodwill – Goodwill is evaluated for impairment annually in the fourth quarter of the Company’s fiscal year, and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. Triggering events that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of goodwill or a significant decrease in expected cash flows. The company recorded no impairment charge for goodwill, during the years ended December 31, 2015 and 2014.

Advertising Costs – Advertising costs are expensed as incurred and amounted to $32,628 and $47,208 for the periods ending December 31, 2014 and 2013, respectively.

Fair Value of Financial Instruments – The Company accounts for fair value measurements for financial assets and financial liabilities in accordance with FASB ASC Topic 820. The authoritative guidance, which, among other things, defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is defined as the exit price, representing the amount that would either be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

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Level 1. Observable inputs such as quoted prices in active markets for identical assets or liabilities;

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Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

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Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, accounts receivable, prepaid expenses, and accounts payable and accrued expenses approximates their recorded values due to their short-term maturities.

Revenue Recognition - Revenue is recognized when earned. The Company's revenue recognition policies are in compliance with FASB ASC Topic 985-605, Software — Revenue Recognition.  The Company's revenue recognition policies are also in compliance with the Securities and Exchange Commission Staff Accounting Bulletin No. 101 and 104.

We evaluate whether it is appropriate to record the gross amount of product sales and related costs or the net amount earned as commissions. Generally, when we are primarily obligated in a transaction, are subject to inventory risk, have latitude in establishing prices and selecting suppliers, or have several but not all of these indicators, revenue is recorded at the gross sale price. We generally record the net amounts as commissions earned if we are not primarily obligated and do not have latitude in establishing prices. Such amounts earned are determined using a fixed percentage, a fixed-payment schedule, or a combination of the two.

Publishing services are billed on a month to month basis.  The Company recognizes revenue from providing digital media publishing services when the services are provided and when collection is probable.  The Company recognizes revenue from the insertion of advertisements in digital media, as the digital media with the advertisement is downloaded and collection is probable.  The Company recognizes revenue from the sale of apps and premium subscriptions when sold and collection is probable.

The Company facilitates the sale of producers’ premium content through the sale of subscriptions.  The amount earned per transaction is fixed and the producers’ determine the price for the sale of the subscription, and the Company earns a percentage of what the customer pays.  Accordingly, the Company reports premium subscription revenue at net.

Leases – The Company accounts for leases in accordance with Accounting Standards Codification (“ASC”) Topic 840.  Leases that meet one or more of the capital lease criteria of standard are recorded as a capital lease, all other leases are operating leases.

Research and Development - Research and development costs are expensed as incurred and record in cost of revenue.  Research and development costs totaling, 290,559 and 270,507, for 2015 and 2014, respectively where included in cost of revenue.

Earnings Per Share – The Company computes earnings per share in accordance with FASB ASC Topic 260 Earnings Per Share, which requires the Company to present basic earnings per share and diluted earnings per share when the effect is dilutive (see Note 7). The Proforma basic and diluted earnings per share and proforma weighted average basic and diluted common shares outstanding gives effect to the 20,804,860 additional common shares to be issued upon spin off of the Company from FAB accounted for as a reverse spin-off.

Income Taxes – The Company accounts for income taxes in accordance with FASB ASC Topic 740 Accounting for Income Taxes.  This topic requires an asset and liability approach for accounting for income taxes (see Note 5).

Recently Enacted Accounting Standards - Recent accounting pronouncements issued by the FASB did not or are not believed by management to have a material impact on the Company’s present or future financial statements.